Schedule of movements of allowance for expected credit loss (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Credit Loss [Abstract]
Allowance for expected credit loss, beginning balance	$ 134,958	$ 121,778
Addition		13,609
Reversal		(8,508)
Write off	(122,223)
Exchange difference	(1,728)	8,079
Allowance for expected credit loss, ending balance	$ 11,007	$ 134,958